Share-Based Compensation (Share-based Compensation Allocated from Sohu to the Company, Option activity) (Details) (Sohu's 2000 Stock Incentive Plan [Member], Stock Options [Member], Employees of Predecessor Operations [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2012 years
Sohu's 2000 Stock Incentive Plan [Member] | Stock Options [Member] | Employees of Predecessor Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance	10
Number of Shares, Exercised	(5)
Number of Shares, Forfeited	0
Number of Shares, Outstanding, Ending Balance	5
Number of Shares, Vested, Ending balance	5
Number of Shares, Exercisable, Ending balance	5
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 18.41
Weighted Average Exercise Price, Exercised	$ 17.65
Weighted Average Exercise Price, Outstanding, Ending balance	$ 19.12
Weighted Average Exercise Price, Vested	$ 19.12
Weighted Average Exercise Price, Exercisable	$ 19.12
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning balance	3.28
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance	2.31
Weighted Average Remaining Contractual Life (Years), Vested	2.31
Weighted Average Remaining Contractual Life (Years), Exercisable	2.31
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 306
Aggregate Intrinsic Value, Outstanding, Ending balance	141
Aggregate Intrinsic Value, Vested	141
Aggregate Intrinsic Value, Exercisable	$ 141